Restructuring Costs And Similar Items	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Restructuring Costs and Similar Items

B.16. RESTRUCTURING COSTS AND SIMILAR ITEMS
Restructuring costs and similar items comprise the following:

(€ million)	June 30, 2020 (6 months)	June 30, 2019 (6 months)	December 31, 2019 (12 months)
Employee-related expenses	642	667	791
Expenses related to property, plant and equipment and to inventories	62	39	106
Compensation for early termination of contracts (other than contracts of employment)	11	3	49
Decontamination costs	—	1	27
Other restructuring costs	43	37	89
Total	758	747	1,062
Restructuring costs in the first half of 2020 mainly reflect employee separation costs further to the announcement of plans to adapt Sanofi’s organization (primarily in Europe) in line with the new “Play-to-Win” strategic roadmap announced in December 2019.
Restructuring costs in the first half of 2019 related to employee-related expenses associated with headcount adjustment plans, mainly in Europe and the United States.